Cash and Interest Bearing Deposits with Banks	12 Months Ended
Oct. 31, 2021
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Cash and Interest Bearing Deposits with Banks
Note 2: Cash and Interest Bearing Deposits with Banks
Cash and Cash Equivalents

(Canadian $ in millions)	2021	2020
Cash and deposits with banks (1)	91,377	55,926
Cheques and other items in transit, net	1,884	1,482
Total cash and cash equivalents	93,261	57,408

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.
Cheques and Other Items in Transit, Net
Cheques and other items in transit are recorded at cost and represent the net position of the uncleared cheques and other items in transit between us and other banks.
Cash Restrictions
Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $110 million as at October 31, 2021 ($111 million as at October 31, 2020).
Interest Bearing Deposits with Banks
Deposits with banks are recorded at amortized cost and include acceptances we have purchased that were issued by other banks. Interest income earned on these deposits is recorded on an accrual basis.